Acquisition of MD Insider (MDI) (Tables)	12 Months Ended
Feb. 29, 2020
Acquisition of MD Insider
Summary of purchase consideration paid

Consideration Paid
Cash consideration	$324
Fair value of equity issued	5,114
Fair value of contingent consideration	1,050
Total consideration paid	$6,488

Summary of estimated fair values of the assets acquired and liabilities assumed at the date of acquisition

Assets acquired:
Cash and cash equivalents	$118
Accounts receivable	98
Prepaid expenses	5
Goodwill	4,013
Intangible assets	2,900
Other assets	17
Total assets acquired	$7,151
Liabilities assumed:
Accounts payable	$321
Accrued expenses and other current liabilities	342
Total liabilities assumed	$663
Net assets acquired	$6,488